capital structure financial policies (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Components of debt and coverage ratios
Net debt	$ 13,667		$ 13,667		$ 13,667
EBITDA - excluding restructuring and other costs			2,589	$ 2,483	5,133	$ 5,027
Net interest cost					$ 589
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs ratio					2.66
Net debt to operating cash flow ratio maximum					4.00
Coverage ratios
Earnings coverage ratio					4.7
EBITDA - excluding restructuring and other costs interest coverage ratio					8.8
Calculation of net debt
Long-term debt	14,145		14,145		$ 14,145	13,660
Debt issuance costs netted against long-term debt	93		93		93
Derivative (assets) liabilities, net	63		63		63
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt (excluding tax effects)	(64)		(64)		(64)
Cash and temporary investments, net	(683)	$ (371)	(683)	(371)	(683)	(509)	$ (371)	$ (415)	$ (794)	$ (432)	$ (432)
Short-term borrowings	113		113		113	100				$ 100
Net debt	13,667		13,667		13,667
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	1,251	1,208	2,520	2,443	4,987	4,910
Restructuring and other costs	35	36	69	40	146	117
EBITDA - excluding restructuring and other costs			2,589	2,483	$ 5,133	5,027
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs ratio					2.66
Earnings Coverage Ratio					4.7
EBITDA - excluding restructuring and other costs interest coverage ratio					8.8
Dividend payout ratio
Dividend payout ratio, (as a per cent)					77.00%
Dividend payout ratio of adjusted net earnings, (as a per cent)					77.00%
Calculation of adjusted net earnings attributable to Common Shares
Net income attributable to Common Shares	390	389	800	803	$ 1,556
Gain and net equity income related to real estate redevelopment project, after income taxes					1
Business acquisition-related provisions, after income taxes					(22)
Income tax-related adjustments					21
Adjusted net earnings attributable to Common Shares					$ 1,556
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.00
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					65.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.50
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					75.00%
Excluding effects of implementing IFRS 9 and IFRS 15
Components of debt and coverage ratios
Net debt	13,667	13,404	13,667	13,404	$ 13,667		13,404
EBITDA - excluding restructuring and other costs			2,615	2,498	5,030	4,913	4,806
Net interest cost					$ 589		$ 560
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs ratio					2.72		2.79
Coverage ratios
Earnings coverage ratio					4.5		4.0
EBITDA - excluding restructuring and other costs interest coverage ratio					8.5		8.6
Calculation of net debt
Long-term debt		13,544		13,544			$ 13,544
Debt issuance costs netted against long-term debt		74		74			74
Derivative (assets) liabilities, net		64		64			64
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt (excluding tax effects)		(7)		(7)			(7)
Cash and temporary investments, net		(371)		(371)			(371)
Short-term borrowings		100		100			100
Net debt	$ 13,667	$ 13,404	13,667	13,404	$ 13,667		13,404
Calculation of EBITDA - excluding restructuring and other costs
EBITDA			2,542	2,455	4,861	4,774
Restructuring and other costs			73	43	169	139
EBITDA - excluding restructuring and other costs			$ 2,615	$ 2,498	$ 5,030	$ 4,913	$ 4,806
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs ratio					2.72		2.79
Earnings Coverage Ratio					4.5		4.0
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs					(0.1)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes					0.6
EBITDA - excluding restructuring and other costs interest coverage ratio					8.5		8.6
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA					0.4
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs					(0.5)
Dividend payout ratio
Dividend payout ratio, (as a per cent)					82.00%		91.00%
Dividend payout ratio of adjusted net earnings, (as a per cent)					82.00%		78.00%
Calculation of adjusted net earnings attributable to Common Shares
Net income attributable to Common Shares					$ 1,464		$ 1,241
Gain and net equity income related to real estate redevelopment project, after income taxes					1		(13)
Business acquisition-related provisions, after income taxes					(22)		8
Income tax-related adjustments					21		(19)
Immediately vesting transformative compensation expense, after income taxes							224
Adjusted net earnings attributable to Common Shares					$ 1,464		$ 1,441